OTHER LONG-TERM LIABILITIES AND DEFERRED CREDITS	12 Months Ended
Dec. 31, 2011
OTHER LONG-TERM LIABILITIES AND DEFERRED CREDITS
OTHER LONG-TERM LIABILITIES AND DEFERRED CREDITS

10. OTHER LONG-TERM LIABILITIES AND DEFERRED CREDITS

        Other long-term liabilities and deferred credits on the balance sheet consisted of:

	December 31,
	2011	2010
Reserve for future restoration and reclamation costs (Asset Retirement Obligations), net of current portion of $1,227,000 and $1,240,000 in 2011 and 2010, respectively. (Note 2)	$3,508,634	$3,804,057
Royalties payable	500,000	500,000

	$4,008,634	$4,304,057

        The following table shows the change in the balance of the restoration and reclamation liability (Asset Retirement Obligation) during the years ended December 31, 2011 and 2010:

	December 31,
	2011	2010
Reserve for future restoration and reclamation costs at January 1,	$5,043,645	$5,526,949
Changes in cash flow estimates	1,101,234	733,981
Costs incurred	(1,530,303)	(1,373,228)
Accretion expense	121,183	155,943

Reserve for future restoration and reclamation costs at December 31,	$4,735,759	$5,043,645